CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUES	$ 1,265,684	$ 1,234,003	$ 1,304,034
COST OF REVENUES	1,032,366	1,004,332	1,011,087
GROSS PROFIT	233,318	229,671	292,947
OPERATING COSTS AND EXPENSES:
Research and development	78,320	75,579	73,053
Marketing, general and administrative	63,965	67,376	64,951
TOTAL OPERATING COSTS AND EXPENSES	142,285	142,955	138,004
OPERATING PROFIT	91,033	86,716	154,943
FINANCING INCOME (EXPENSE), NET	2,870	12	(13,184)
OTHER INCOME (EXPENSE), NET	(5,215)	4,293	(2,442)
PROFIT BEFORE INCOME TAX	88,688	91,021	139,317
INCOME TAX EXPENSE, NET	(5,399)	(2,948)	(5,938)
NET PROFIT	83,289	88,073	133,379
Net loss (income) attributable to non-controlling interest	(987)	1,975	2,200
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 82,302	$ 90,048	$ 135,579
BASIC EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.77	$ 0.85	$ 1.35
Weighted average number of ordinary shares outstanding	107,254	106,256	100,399
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.76	$ 0.84	$ 1.32
Net profit used for diluted earnings per share	$ 82,302	$ 90,048	$ 135,579
Weighted average number of ordinary shares outstanding used for diluted earnings per share	108,480	107,438	102,517